Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets [Abstract]
Schedule of Total Intangible Assets	Total intangible assets consisted of the following as of December 31, 2023 and 2022:
	December 31, 2023
	Gross Amount	Accumulated Amortization	Net Balance
	U.S. dollars in thousands
Brands	7,774	(2,060)	5,714
	December 31, 2022
	Gross Amount	Accumulated Amortization	Net Balance
	U.S. dollars in thousands
Brands	5,783	(1,331)	4,452